Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2025